Accounts receivable and other - Schedule of Accounts Receivable and Other (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other current receivables [abstract]
Trade receivables	$ 111,030	$ 57,832
Value added tax and other taxes recoverable	108,923	30,984
Other receivables and prepayments	59,259	41,860
Deferred consideration	0	60,000
Accounts receivable and other	$ 279,212	$ 190,676